Credit Risk - Summary of Commercial Real Estate by Loan to Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 212,178	£ 207,498